Provisions - Main assumptions (Detail) - Respironics field action [Member]	12 Months Ended
Dec. 31, 2021 EUR (€)
Total number of devices [Member]
Provisions [Line Items]
Provision, main assumptions value	5,200,000
Total number of devices [Member] | Ten percentage point increase [Member]
Provisions [Line Items]
Sensitivity analysis effect of change in main assumption	€ 63
Total number of devices [Member] | Ten percentage point decrease [Member]
Provisions [Line Items]
Sensitivity analysis effect of change in main assumption	€ (63)
Replacement share [Member]
Provisions [Line Items]
Provision, main assumptions value	0.46
Replacement share [Member] | Ten percentage point increase [Member]
Provisions [Line Items]
Sensitivity analysis effect of change in main assumption	€ 44
Replacement share [Member] | Ten percentage point decrease [Member]
Provisions [Line Items]
Sensitivity analysis effect of change in main assumption	€ (44)